Capital Requirements (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
The actual and required capital amounts and ratios for the Company and the Bank
Total capital (to risk-weighted assets), Actual Amount	$ 156,045	$ 152,864
Total capital (to risk-weighted assets), Actual Ratio (as a percent)	12.93%	13.88%
Total capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Amount	$ 96,577	$ 88,125
Total capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Ratio (as a percent)	8.00%	8.00%
Tier I capital (to risk-weighted assets), Actual Amount	$ 129,369	$ 125,779
Tier I capital (to risk-weighted assets), Actual, Ratio (as a percent)	10.72%	11.42%
Tier I capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Amount	$ 72,433	$ 66,093
Tier I capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Ratio (as a percent)	6.00%	6.00%
Common Equity Tier I Capital (to risk-weighted assets), Actual Amount	$ 97,033	$ 94,818
Common Equity Tier I Capital (to risk-weighted assets), Actual Ratio (as a percent)	8.04%	8.61%
Common Equity Tier I Capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Amount	$ 54,325	$ 49,570
Common Equity Tier I Capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Ratio (as a percent)	4.50%	4.50%
Tier I Capital (to adjusted average assets), Actual Amount	$ 129,369	$ 125,779
Tier I Capital (to adjusted average assets), Actual Ratio (as a percent)	9.33%	9.87%
Tier I Capital (to adjusted average assets), Required for Capital Adequacy Purposes, Amount	$ 55,488	$ 50,998
Tier I capital (to adjusted average assets) Required for Capital Adequacy Purposes, Ratio (as a percent)	4.00%	4.00%
Bank
The actual and required capital amounts and ratios for the Company and the Bank
Total capital (to risk-weighted assets), Actual Amount	$ 154,495	$ 148,304
Total capital (to risk-weighted assets), Actual Ratio (as a percent)	12.83%	13.51%
Total capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Amount	$ 96,326	$ 87,810
Total capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Ratio (as a percent)	8.00%	8.00%
Total capital (to risk-weighted assets), Well-Capitalized Capital requirements, Amount	$ 120,408	$ 109,763
Total capital (to risk-weighted assets), Well-Capitalized Capital requirements, Ratio (as a percent)	10.00%	10.00%
Tier I capital (to risk-weighted assets), Actual Amount	$ 143,483	$ 138,258
Tier I capital (to risk-weighted assets), Actual, Ratio (as a percent)	11.92%	12.60%
Tier I capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Amount	$ 72,245	$ 65,858
Tier I capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Ratio (as a percent)	6.00%	6.00%
Tier I capital (to risk-weighted assets), Well-Capitalized Capital requirements, Amount	$ 96,326	$ 87,810
Tier I capital (to risk-weighted assets), Well-Capitalized Capital requirements, Ratio (as a percent)	8.00%	8.00%
Common Equity Tier I Capital (to risk-weighted assets), Actual Amount	$ 143,483	$ 138,258
Common Equity Tier I Capital (to risk-weighted assets), Actual Ratio (as a percent)	11.92%	12.60%
Common Equity Tier I Capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Amount	$ 54,184	$ 49,393
Common Equity Tier I Capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Ratio (as a percent)	4.50%	4.50%
Common Equity Tier I Capital (to risk-weighted assets), Well-Capitalized Under Prompt Corrective Action Provision, Amount	$ 78,265	$ 71,346
Common Equity Tier I Capital (to risk-weighted assets), Well-Capitalized Under Prompt Corrective Action Provision, Ratio (as a percent)	6.50%	6.50%
Tier I Capital (to adjusted average assets), Actual Amount	$ 143,483	$ 138,258
Tier I Capital (to adjusted average assets), Actual Ratio (as a percent)	10.38%	10.88%
Tier I Capital (to adjusted average assets), Required for Capital Adequacy Purposes, Amount	$ 55,315	$ 50,810
Tier I capital (to adjusted average assets) Required for Capital Adequacy Purposes, Ratio (as a percent)	4.00%	4.00%
Tier I capital (to adjusted average assets), Well-Capitalized Capital requirements, Amount	$ 69,144	$ 63,513
Tier I capital (to adjusted average assets), Well-Capitalized Capital requirements, Ratio (as a percent)	5.00%	5.00%